Revenues	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [text block] [Abstract]
REVENUES

NOTE 16 - REVENUES:

a.	Disaggregation of Revenues:

The following table present the Group’s revenues disaggregated by revenue type:

	Year ended on December 31,
	2021	2020	2019
	USD in thousands

Miniature camera and related equipment (from ScoutCam)	24	491	188
Development services (from ScoutCam)	-	-	85
Revenues from commissions (from Eventer)	1,185	40	-
Products (from Jeffs’ Brands)	6,509	-	-
MUSE and related equipment (from Medigus). See note 16c(*) below.	2,400	-	-
	10,118	531	273

Revenues from products are recognized at a point of time and revenues from services are recognized over time.

b.	Contract fulfillment assets:

The Company’s contract fulfillment assets:

December 31,
2021
USD in thousands
Balance at beginning of year	1,130
Increase in the period relating to ScoutCam	240
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,370)
Balance at end of year	-

c.	Contract liabilities:

The changes in the Company’s contract liabilities were as follows:

	December 31, 2021	December 31, 2020
	USD in thousands
Balance at beginning of year	2,649	2,302
Deferred revenue relating to new sales	1,370	735
De recognition upon deconsolidation of ScoutCam (Note 3)	(1,511)	-
Revenue recognition during the period	(2,400)	(389)
Balance at end of year	108	2,649

Composition of contract liabilities:

	December 31, 2021	December 31, 2020
	USD in thousands

Current contract liabilities	108	849
Non-current contract liabilities (*)	-	1,800
	108	2,649

(*)	On June 3, 2019, the Company entered into a Licensing and Sale Agreement with Shanghai Golden Grand-Medical Instruments Ltd. (hereinafter “Golden Grand”) for the know-how licensing and sale of goods relating to MUSE system in China, Hong Kong, Taiwan and Macao. Under the agreement, the Company committed to provide a license, training services and goods to Golden Grand in consideration for USD 3 million to be paid to the Company in four milestones-based installments. As of December 31, 2021, the Company collected USD 2.4 thousands and recognized all the amount collected as revenue.

d.	Eventer revenue

Eventer is a self-service ticketing and experience technology company engaged in the development and operation of a technology platform, based on cloud computing, for the management of ticketing sales for in-person, virtual (events which occur and are broadcast over a digital platform over the internet), and hybrid events (events that allow both in-person and virtual participation) of various types, including performances, festivals, courses, lectures and conferences.

Eventer provides services to events producers for using the event production platform in exchange for a commission from the sale of tickets for events. These services constitute a performance obligation satisfied at a point in time, and therefore the Eventer recognizes the revenue when the event takes place.

The nature of Eventer ’s promise to the customer is to arrange that the consideration for the tickets will be provided by another party. Therefore Eventer ’s revenue from these transactions is presented on a net basis.

Eventer collects the receipts from the sale of tickets for producers. The balance of liability to event producers represents the balance of Eventer ’s liability to the producers less the commissions for which Eventer is eligible.

Liability to event producers:

	December 31, 2021	December 31, 2020
	USD in thousands
Liability to event producers	1,556	539